INVESTMENT IN EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of carrying value of equity method investees	The carrying value of equity method investees is illustrated as below:
	At December 31,
	2014	2015
Beijing Actions	$3,332	$3,336
Nann Capital	24,020	23,626
	$27,352	$26,962

Summary of Financial Information of Equity Method Investees

The summarized financial information prepared in accordance with U.S.GAAP of equity method investees is illustrated as below:

	2014	2015
Balance sheets
Current assets	$24,187	$18,757
Non-current assets	44,439	46,436
Current liabilities	1,200	572
Non-current liabilities	-	-

	2013	2014	2015
Results of operations
Revenues	$5,446	$9,144	$8,207
Gross profit	3,056	5,478	4,632
(Loss) income from operations	(933)	653	(397)
Net (loss) income	$(787)	$1,093	$(63)